ASHMORE FUNDS

Supplement dated May 22, 2024

to the Prospectus for all Funds except Ashmore Emerging Markets Equity ex China Fund, dated February 28, 2024,

to the Prospectus for Ashmore Emerging Markets Equity ex China Fund, dated May 22, 2024 and to the Statement of Additional Information, dated February 28, 2024 (as amended on May 22, 2024)

Disclosure Related to the Ashmore Emerging Markets Equity ex China Fund, Ashmore Emerging Markets Corporate Income ESG Fund, Ashmore Emerging Markets Debt Fund, Ashmore Emerging Markets Low Duration Fund and Ashmore Emerging Markets Equity ESG Fund (the “Funds”)

This supplement contains information that amends, modifies or supersedes certain information contained in the Prospectus for all Funds except Ashmore Emerging Markets Equity ex China Fund, dated February 28, 2024, in the Prospectus for Ashmore Emerging Markets Equity ex China Fund, dated May 22, 2024 and in the Statement of Additional Information of the Funds, dated February 28, 2024 (as amended on May 22, 2024).

Class A Shares and Class C Shares of the Funds are not currently being offered for sale or exchange to any investors.

Investors Should Retain This Supplement for Future Reference